Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Kinetics Small Cap Opportunities Fund
KINETICS MUTUAL FUNDS, INC. Kinetics Small Cap Opportunities Fund Institutional Class (KSCYX) Supplement dated October 25, 2013 to the Summary Prospectus and Prospectus dated April 30, 2013
Effective immediately (i) the last sentence of the first paragraph under the section entitled “Principal Investment Strategy” appearing in the Summary Section of the Summary Prospectus and Prospectus for the Kinetics Small Cap Opportunities Fund and (ii) the first sentence of the first paragraph under the section entitled “Additional Information About the Fund’s Investments – The Small Cap Opportunities Fund” in the Prospectus are deleted and replaced with the following:

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE